Equity and Redeemable Preferred Stock (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Vote	Dec. 31, 2011	May 27, 2010
Equity [Line Items]
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	18,406,489	18,426,831	18,416,957	17,489,693
Common stock, shares outstanding	16,958,820	17,275,852	18,323,443
Number of warrants issued		2,419,753
Warrants issued to purchase common stock, shares		2,419,753
Common stock, warrants exercise price per share		27.33
Date that the warrants may be exercised through		Nov. 27, 2017
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Cumulative participating convertible preferred stock, dividend rate percentage	7.00%	7.00%
Preferred stock, shares issued	964,247	964,247	1,007,444
Preferred stock, shares outstanding	957,017	958,333	1,003,108
Maximum percentage of sale price of common stock for conversion		155.00%
Basis of conversion		(i) the closing sale price of the common stock exceeded 155% of the conversion price for a specified period and (ii) the common stock has been listed on the New York Stock Exchange or NASDAQ.
Common stock, Number of vote per share		1
Outstanding shares approve for conversion		66.67%
Cumulative Participating Convertible Preferred Stock [Member]
Equity [Line Items]
7% Preferred Stock Share Authorized		2,000,000
Conversion price per share		$ 23.30574